Employee Benefit and Related Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Discount Rate On Employee Benefit Plan	3.00%	3.25%